Climate change (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Climate change in asset valuations reflects	As at the date of these Financial Statements, the carbon price used in asset valuations reflects the following ranges:

US$ real (January 2022) per tCO2	FY2030 Low	FY2030 High	FY2050 Low	FY2050 High

Australia	25	75	150	225
Brazil	5	50	125	200
Chile	8	41	150	225
Canada	65	102	200	225
Key customer countries	–	175	25	250

Summary of Climate change in impairment of non-current assets	These cash flow estimates form the basis of the Group’s impairment assessments as outlined in further detail in note 13 ‘Impairment of non-current assets’.

Asset	%
WAIO	40
Escondida	31
BMA	12
Pampa Norte and Potash	11
Olympic Dam and Nickel West	6

Summary of Climate change in price-only sensitivities reflect
Price-only sensitivities reflect the following price outlooks published in August 2022 by Wood Mackenzie, a research and consultancy business for the global energy, power and renewables, subsurface, chemicals, and metals and mining industries:

Price source	CY2030 Price (real, US$/tonne)	CY2050 Price (real, US$/tonne)

Base case	159	170
1.5°C scenario	127	135